As filed with the Securities and Exchange             Registration No. 33-75962*
Commission on November 13, 1997                       Registration No. 811-2513

--------------------------------------------------------------------------------

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM N-4

--------------------------------------------------------------------------------

                  POST-EFFECTIVE AMENDMENT NO. 13 TO
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           and Amendment To

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

 Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                      (Exact Name of Registrant)

               Aetna Life Insurance and Annuity Company
                          (Name of Depositor)

       151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
   (Address of Depositor's Principal Executive Offices) (Zip Code)

   Depositor's Telephone Number, including Area Code: (860) 273-4686

                      Julie E. Rockmore, Counsel
               Aetna Life Insurance and Annuity Company
       151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on November 28, 1997 pursuant to paragraph (b) of Rule 485

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration
  Statement: 33-75978.

                      VARIABLE ANNUITY ACCOUNT C
                         CROSS REFERENCE SHEET

FORM N-4
ITEM NO.        PART A (PROSPECTUS)                LOCATION - PROSPECTUS

1    Cover Page..............................  Cover Page, and as amended

2    Definitions.............................  Definitions

3    Synopsis................................  Prospectus Summary; Fee Table,
                                               and as amended

4    Condensed Financial Information.........  Condensed Financial Information

5    General Description of Registrant,
     Depositor, and Portfolio Companies......  The Company; Variable Annuity
                                               Account C; The Funds, and
                                               as amended

6    Deductions and Expenses.................  Charges and Deductions;
                                               Distribution

7    General Description of Variable Annuity
     Contracts...............................  Purchase; Miscellaneous

8    Annuity Period..........................  Annuity Period

9    Death Benefit...........................  Death Benefit During Accumulation
                                               Period; Death Benefit Payable
                                               During the Annuity Period

10   Purchases and Contract Value............  Purchase; Contract Valuation

11   Redemptions.............................  Right to Cancel; Withdrawals

12   Taxes...................................  Tax Status

13   Legal Proceedings.......................  Miscellaneous - Legal Matters
                                               and Proceedings

14   Table of Contents of the Statement of
     Additional Information..................  Contents of the Statement of
                                               Additional Information

                                               LOCATION - STATEMENT OF
                                               ADDITIONAL INFORMATION
                                               DATED MAY 1, 1997 AND AS
FORM N-4      PART B (STATEMENT OF             AMENDED BY SUPPLEMENT
ITEM NO.     ADDITIONAL INFORMATION)           DATED NOVEMBER 28, 1997

15   Cover Page.............................   Cover page

16   Table of Contents......................   Table of Contents

17   General Information and History........   General Information and History

18   Services...............................   General Information and History;
                                               Independent Auditors

19   Purchase of Securities Being Offered...   Offering and Purchase of
                                               Contracts

20   Underwriters...........................   Offering and Purchase of
                                               Contracts

21   Calculation of Performance Data........   Performance Data, and
                                               as amended; Average Annual
                                               Total Return Quotations

22   Annuity Payments.......................   Annuity Payments

23   Financial Statements...................   Financial Statements


                      Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                             PARTS A AND B

The Prospectus is included in Part A of this Post-Effective Amendment No. 13. The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 13 by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on April 14, 1997 (Accession No. 0000950146-97-000590) and by reference to a Supplement to the Statement of Additional Information dated November 28, 1997, which is included in this filing.

                              PROSPECTUS
================================================================================

The Contracts offered in connection with this Prospectus are two group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). One allows lump sum payments ("Single Purchase Payment Contracts") and the other allows installment payments ("Installment Purchase Payment Contracts"). The Contracts are available through participation in the "Opportunity Plus" retirement programs which receive favorable tax deferred treatment under Federal income tax law. (See "Purchase.") Interests in these Contracts are offered to employees of school boards and public universities in the state of New York.

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

 [bullet] Aetna Variable Fund
 [bullet] Aetna Income Shares
 [bullet] Aetna Variable Encore Fund
 [bullet] Aetna Investment Advisers Fund, Inc.
 [bullet] Aetna Ascent Variable Portfolio
 [bullet] Aetna Crossroads Variable Portfolio
 [bullet] Aetna Legacy Variable Portfolio
 [bullet] Aetna Variable Index Plus Portfolio
 [bullet] Calvert Responsibly Invested Balanced Portfolio [bullet] Fidelity VIP II Asset Manager Portfolio
 [bullet] Fidelity VIP II Contrafund Portfolio Portfolio [bullet] Fidelity VIP II Index 500 Portfolio
 [bullet] Fidelity VIP Equity Income Portfolio Portfolio [bullet] Janus Aspen Aggressive Growth Portfolio
 [bullet] Janus Aspen Growth Portfolio
 [bullet] Janus Aspen Worldwide Growth Portfolio
 [bullet] Lexington Emerging Markets Fund, Inc.
 [bullet] Lexington Natural Resources Trust*
 [bullet] Portfolio Partners, Inc. MFS Emerging Equities
          Portfolio
 [bullet] Portfolio Partners, Inc. MFS Research Growth Portfolio [bullet] Portfolio Partners, Inc. MFS Value Equity Portfolio [bullet] Portfolio Partners, Inc. Scudder International Growth [bullet] Portfolio Partners, Inc. T. Rowe Price Growth Equity

*This Fund will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, or as soon thereafter as all participants have redirected their allocations to other investment options, since it will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures.)

The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account and the Fixed Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available under all Contracts. Please check with your employer to determine option availability. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract through the Separate Account. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 17 in this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary. You may also obtain an SAI for any of the Funds by calling that phone number.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION
                     ARE DATED NOVEMBER 28, 1997.

                           TABLE OF CONTENTS
===============================================================================

DEFINITIONS   ................................................ DEFINITIONS - 1
PROSPECTUS SUMMARY  ..........................................     SUMMARY - 1
FEE TABLE  ...................................................   FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION    ........................... AUV HISTORY - 1
THE COMPANY  .............................................................   1
VARIABLE ANNUITY ACCOUNT C  ..............................................   1
INVESTMENT OPTIONS    ....................................................   1
  The Funds  .............................................................   1
  Credited Interest Options    ...........................................   4
PURCHASE  ................................................................   4
  Contract Availability  .................................................   4
  Purchasing Interests in the Contract  ..................................   4
  Right to Cancel  .......................................................   4
CHARGES AND DEDUCTIONS   .................................................   5
  Daily Deductions from the Separate Account  ............................   5
  Maintenance Fee  .......................................................   5
  Deferred Sales Charge  .................................................   5
  Fund Expenses    .......................................................   7
  Premium and Other Taxes   ..............................................   7
CONTRACT VALUATION    ....................................................   7
  Account Value    .......................................................   7
  Accumulation Units  ....................................................   7
  Net Investment Factor  .................................................   7
TRANSFERS    .............................................................   8
WITHDRAWALS  .............................................................   8
  Reinvestment Privilege    ..............................................   8
CONTRACT LOANS  ..........................................................   9
ADDITIONAL WITHDRAWAL OPTIONS  ...........................................   9
DEATH BENEFIT DURING ACCUMULATION PERIOD   ...............................   9
ANNUITY PERIOD  ..........................................................  10
  Annuity Period Elections  ..............................................  10
  Annuity Options  .......................................................  10
  Annuity Payments    ....................................................  11
  Charges Deducted During the Annuity Period  ............................  11
  Death Benefit Payable During the Annuity Period   ......................  11
TAX STATUS   .............................................................  12
  Introduction  ..........................................................  12
  Taxation of the Company   ..............................................  12
  Contracts Used with Certain Retirement Plans   .........................  12

MISCELLANEOUS    .........................................................  14
  Opportunity Plus Processing Office  ....................................  14
  Distribution   .........................................................  14
  Delay or Suspension of Payments  ......................................   15
  Performance Reporting   ...............................................   15
  Voting Rights  .........................................................  15
  Changes in Beneficiary Designations    .................................  16
  Modification of the Contract  ..........................................  16
  Agreements with the Company   ..........................................  16
  Legal Matters and Proceedings    ......................................   16
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION  .....................  17
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT ..............................  18
APPENDIX II--FIXED ACCOUNT   .............................................  19


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                              DEFINITIONS
===============================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record established for each Participant to identify contract values accumulated on each Participant's behalf during the Accumulation Period. For any given Participant, the Account includes amounts held under an Installment Purchase Payment Contract and a Single Purchase Payment Contract.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future Annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person or persons identified in the enrollment form who are to receive any death benefit proceeds payable under the Contract.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contracts: The group deferred, variable annuity contracts offered by this Prospectus.

Contract Holder: The person or entity to whom the Contract is issued. The Contract Holder of the Contract is usually the employer.

Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account and the Fixed Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices, located at 151 Farmington Avenue, Hartford, Connecticut 06156.

NYSUT: New York State United Teachers Trust.

Opportunity Plus Processing Office: The Opportunity Plus administrative headquarters. The mailing address is P.O. Box 12894, Albany, New York 12212-2894.

Participant (You): A person participating in a Plan maintained by an eligible organization.

Plan(s): Tax-deferred retirement plans under Section 403(b) of the Code for employees of public school systems.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

--------------------------------------------------------------------------------
                            DEFINITIONS - 1

Purchase Payment Periods: For "Installment Purchase Payment Contracts," the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

UUP: United University Professions.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

--------------------------------------------------------------------------------
                            DEFINITIONS - 2

                          PROSPECTUS SUMMARY
================================================================================

CONTRACTS OFFERED

     The two Contracts offered in connection with this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). One allows lump sum payments ("Single Purchase Payment Contracts") and the other allows installment payments ("Installment Purchase Payment Contracts"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement for retirement plans under Section 403(b) of the Code. The Contracts are available for school boards and public universities in the State of New York, specifically for Participants who are members of NYSUT and UUP.

     The Contracts are available to Plans that include a variable annuity contract alone or in conjunction with retail mutual funds for which Systemized Benefits Administrators, Inc. ("SBA"), an affiliate of the Company, has agreed to perform recordkeeping services and to provide consolidated statements. SBA may receive compensation for these services, but such compensation will generally not be charged to the Separate Account or deducted from a Participant's Account under the Contract.

CONTRACT PURCHASE

     The Contracts may be purchased by eligible organizations on behalf of a group made up of their employees. Eligible employees may participate in the Contract by completing the enrollment form and submitting it to the Opportunity Plus Processing Office. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan or through salary reduction. (See "Purchase.")

FREE LOOK PERIOD

     Contract Holders and Participants have the right to cancel their purchase within 10 days after receiving the Contract or other document evidencing interest in the Contract by returning it to the Opportunity Plus Processing Office along with a written notice of cancellation. The amount received upon cancellation will be the full value of Purchase Payments plus any increase or minus any decrease in the Account Value allocated to the Subaccounts. (See "Right to Cancel.")

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein, as designated by the Participant. The Contracts allow investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

     The Contracts also provide for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contracts are the Guaranteed Accumulation Account ("GAA") and the Fixed Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges and an administrative charge), as well as any annual maintenance fee and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

--------------------------------------------------------------------------------
                              SUMMARY - 1

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")

WITHDRAWALS

     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. The withdrawal may also be subject to income tax and a federal tax penalty. The Code restricts full and partial withdrawals in some circumstances. (See "Withdrawals.")

     The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options may not be suitable in every situation. (See "Additional Withdrawal Options.")

LOANS

     Participants under Section 403(b) Plans may request a loan from their Account Value at any time during the Accumulation Period. (See "Contract Loans.")

DEATH BENEFIT

     A death benefit is payable if the Participant dies before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary in an amount equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity payments. Annuity payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Contributions and earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company through the Opportunity Plus Processing Office by writing to P.O. Box 12894, Albany, New York 12212-2894, or by calling 1-800-OPP-INFO (1-800-677-4636).
(See "Miscellaneous--Opportunity Plus Processing Office.")

--------------------------------------------------------------------------------
                              SUMMARY - 2

                               FEE TABLE
===============================================================================

This Fee Table describes the various charges and expenses associated with the Contracts during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid upon purchase of the Contracts. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. For more information regarding expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge (as a percentage of the amount withdrawn).*

--------------------------------------------------------------------------------
                INSTALLMENT PURCHASE PAYMENT CONTRACTS:

           Purchase Payment                Deferred Sales
          Periods Completed               Charge Deduction
          -----------------               ----------------
          Less than 5                            5%
          5 or more but less than 7              4%
          7 or more but less than 9              3%
          9 or more but less than 10             2%
          More than 10                           0%
--------------------------------------------------------------------------------

       Annual Contract Maintenance Fee ...............................   $5.00**

* The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account under the Installment Purchase Payment Contract. For Single Purchase Payment Contracts, there is no deduction for deferred sales charges. For Installment Purchase Payment Contracts, the deferred sales charge is waived for amounts deposited in the Subaccounts (or GAA) on or after April 1, 1995. (See "Charges and Deductions--Deferred Sales Charge.")

** The maintenance fee will generally be deducted quarterly during the Accumulation Period. Effective July 1, 1997 the quarterly maintenance fee will be reduced from $3.75 per quarter to $1.25 per quarter, resulting in an annual maintenance fee of $5.00 for the period from May 1, 1997 to May 1, 1998. Effective January 1, 1999 the quarterly maintenance fee will be reduced to $0.00, thereby eliminating the maintenance fee charge.

SEPARATE ACCOUNT ANNUAL EXPENSES (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract.) Separate Account Annual Expenses are:

       Mortality and Expense Risk Charge .............................  1.25%
       Administrative Expense Charge .................................  0.00%***
                                                                        ----
       Total Separate Account Charges ...............................   1.25%
                                                                        ====

*** We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

--------------------------------------------------------------------------------
                             FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS
The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, these figures are a percentage of each Fund's average net assets and are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.

                                                                  Investment
                                                                Advisory Fees(1)     Other Expenses
                                                                (after expense       (after expense         Total Fund
                                                                 reimbursement)       reimbursement)      Annual Expenses
                                                                 --------------       --------------      ---------------
Aetna Variable Fund(2)                                                0.50%                0.06%                0.56%
Aetna Income Shares(2)                                                0.40%                0.08%                0.48%
Aetna Variable Encore Fund(2)                                         0.25%                0.10%                0.35%
Aetna Investment Advisers Fund, Inc.(2)                               0.50%                0.08%                0.58%
Aetna Ascent Variable Portfolio(2)                                    0.60%                0.15%                0.75%
Aetna Crossroads Variable Portfolio(2)                                0.60%                0.15%                0.75%
Aetna Legacy Variable Portfolio(2)                                    0.60%                0.15%                0.75%
Aetna Variable Index Plus Portfolio(2)                                0.35%                0.15%                0.50%
Calvert Responsibly Invested Balanced Portfolio(3)                    0.71%                0.13%                0.84%
Fidelity VIP II Asset Manager Portfolio(4)                            0.64%                0.10%                0.74%
Fidelity VIP II Contrafund Portfolio(4)                               0.61%                0.13%                0.74%
Fidelity VIP II Index 500 Portfolio(5)                                0.13%                0.15%                0.28%
Fidelity VIP Equity-Income Portfolio(4)                               0.51%                0.07%                0.58%
Janus Aspen Aggressive Growth Portfolio(6)                            0.72%                0.04%                0.76%
Janus Aspen Growth Portfolio(6)                                       0.65%                0.04%                0.69%
Janus Aspen Worldwide Growth Portfolio(6)                             0.66%                0.14%                0.80%
Lexington Emerging Markets Fund, Inc.(7)                              0.85%                1.38%                2.23%
Lexington Natural Resources Trust(7)                                  1.00%                0.42%                1.42%
Portfolio Partners, Inc. MFS Emerging Equities Portfolio              0.70%(8)             0.13%                0.83%(9)
Portfolio Partners, Inc. MFS Research Growth Portfolio                0.70%(8)             0.15%                0.85%(9)
Portfolio Partners, Inc. MFS Value Equity Portfolio                   0.65%                0.25%                0.90%(9)
Portfolio Partners, Inc. Scudder International Growth Portfolio       0.80%                0.20%                1.00%(9)
Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio        0.60%                0.15%                0.75%(9)

------------------

(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. The "Other Expenses" shown for these Funds are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement. The Administrative Services Agreement has been in effect for Aetna Variable Index Plus Portfolio since its inception. Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Advisory Fees.

(3) The figures above are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% expected to be incurred in 1997. "Investment Advisory Fees" include a performance adjustment, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.81%.

(4) A portion of the brokerage commissions that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been 0.73% for Asset Manager Portfolio, and 0.71% for Contrafund Portfolio, and 0.56% for Equity Income Portfolio.

--------------------------------------------------------------------------------
                             FEE TABLE - 2

(5) The Fund's investment adviser agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Fund's management fee, other expenses and total expenses would have been 0.28%, 0.15% and 0.43%, respectively, for Index 500 Portfolio.

(6) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Aggressive Growth Portfolio; 0.79%, 0.04% and 0.83% for Growth Portfolio and 0.77%, 0.14% and 0.91% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.

(7) The Fund's investment adviser has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses, but including management fees and operating expenses) to an annual rate of 1.75% of the Fund's average net assets from May 1, 1996 through April 30, 1997. For the period ending December 31, 1996, the Total Fund Annual Expenses, after reimbursement, was 1.64%. Effective May 1, 1997, an expense limitation is no longer in effect. The Advisory Fee, Other Expenses and Total Fund Annual Expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at any time during 1996. The example shown in the table above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

(8) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

(9) The Fund commenced investment operations on November 28, 1997. The fees and expenses shown above are the contractual rates for the current period. The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Fund Annual Expenses are estimated to be as folllows: .87% for the MFS Emerging Equities Portfolio; .92% for MFS Research Growth Portfolio; .90% for the MFS Value Equity Portfolio; .79% for T. Rowe Price Growth Equity Portfolio; and 1.00% for the Scudder International Growth Portfolio.

--------------------------------------------------------------------------------
                             FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maintenance fee of $5.00 that is deducted under the Contract has been converted to a percentage of assets equal to 0.013%.

                                                 EXAMPLE A                                 EXAMPLE B

                                                 If you withdraw your entire Account       If you do not withdraw your Account
                                                 Value at the end of the periods shown,    Value, or if you annuitize at the end
                                                 you would pay the following expenses,     of the periods shown, you would pay
                                                 including any applicable deferred         the following expenses (no deferred
                                                 sales charge:*                            sales charge is reflected):**
                                                 1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                                 ------   -------   -------   --------     ------   -------   -------   --------
Aetna Variable Fund                                $70      $112      $157       $214        $19      $ 57      $ 99      $214
Aetna Income Shares                                $69      $110      $153       $205        $18      $ 55      $ 95      $205
Aetna Variable Encore Fund                         $68      $106      $147       $191        $16      $ 51      $ 88      $191
Aetna Investment Advisers Fund, Inc.               $70      $113      $158       $216        $19      $ 58      $100      $216
Aetna Ascent Variable Portfolio                    $72      $118      $166       $234        $20      $ 63      $108      $234
Aetna Crossroads Variable Portfolio                $72      $118      $166       $234        $20      $ 63      $108      $234
Aetna Legacy Variable Portfolio                    $72      $118      $166       $234        $20      $ 63      $108      $234
Aetna Variable Index Plus Portfolio                $70      $111      $154       $208        $18      $ 56      $ 96      $208
Calvert Responsibly Invested Balanced Portfolio    $73      $120      $171       $243        $21      $ 66      $113      $243
Fidelity VIP II Asset Manager Portfolio            $72      $117      $166       $233        $20      $ 63      $108      $233
Fidelity VIP II Contrafund Portfolio               $72      $117      $166       $233        $20      $ 63      $108      $233
Fidelity VIP II Index 500 Portfolio                $67      $104      $143       $184        $16      $ 49      $ 84      $184
Fidelity VIP Equity-Income Portfolio               $70      $113      $158       $216        $19      $ 58      $100      $216
Janus Aspen Aggressive Growth Portfolio            $72      $118      $167       $235        $21      $ 63      $109      $235
Janus Aspen Growth Portfolio                       $71      $116      $163       $228        $20      $ 61      $105      $228
Janus Aspen Worldwide Growth Portfolio             $72      $119      $169       $239        $21      $ 65      $111      $239
Lexington Emerging Markets Fund, Inc.              $86      $159      $235       $377        $35      $107      $181      $377
Lexington Natural Resources Trust                  $78      $137      $198       $302        $27      $ 83      $142      $302
Portfolio Partners, Inc. MFS Emerging Equities
 Portfolio                                         $73      $120      $170       $242        $21      $ 66      $113      $242
Portfolio Partners, Inc. MFS Research Growth
 Portfolio                                         $73      $121      $171       $244        $21      $ 66      $114      $244
Portfolio Partners, Inc. MFS Value Equity
 Portfolio                                         $73      $122      $174       $250        $22      $ 68      $116      $250
Portfolio Partners, Inc. Scudder International
 Growth Portfolio                                  $74      $125      $178       $260        $23      $ 71      $121      $260
Portfolio Partners, Inc. T. Rowe Price Growth
 Equity Portfolio                                  $72      $118      $166       $234        $20      $ 63      $108      $234

------------------
* For Single Purchase Payment Accounts, there is no deduction for deferred sales charges. For Installment Purchase Payment Accounts, the deferred sales charge is waived for amounts deposited in the Subaccounts (or GAA) on or after April 1, 1995.

** This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                             FEE TABLE - 4

                    CONDENSED FINANCIAL INFORMATION
   (Selected data for accumulation units outstanding throughout each period)
===============================================================================


The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. It reflects investment options available under the Contracts as of December 31, 1996; not all investment options shown here are currently available. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                   1996           1995          1994           1993
                                   ----           ----          ----           ----
AETNA VARIABLE FUND
Value at beginning of period      $137.869      $105.558        $107.92       $102.383
Value at end of period            $169.448      $137.869        $105.55       $107.925
Increase (decrease) in value of
 accumulation unit(1)                22.91%        30.61%         (2.19)%         5.41%
Number of accumulation units
 outstanding at end of period    2,071,139     6,364,000     13,966,072     21,148,863

AETNA INCOME SHARES
Value at beginning of period       $46.913       $40.173         $42.28        $39.038
Value at end of period             $47.992       $46.913         $40.17        $42.283
Increase (decrease) in value of
 accumulation unit(1)                 2.30%        16.78%         (4.99)%         8.31%
Number of accumulation units
 outstanding at end of period      835,724     2,377,622      5,108,720      8,210,666

AETNA VARIABLE ENCORE FUND
Value at beginning of period       $37.988       $36.271         $35.28        $34.619
Value at end of period             $39.528       $37.988         $36.27        $35.282
Increase (decrease) in value of
 accumulation unit(1)                 4.05%         4.73%          2.80%          1.92%
Number of accumulation units
 outstanding at end of period      597,656     1,836,260      3,679,802       5,086,515

AETNA INVESTMENT ADVISERS
 FUND, INC
Value at beginning of period       $17.954       $14.270          $14.51        $13.379
Value at end of period             $20.419       $17.954          $14.27        $14.519
Increase (decrease) in value of
 accumulation unit(1)                13.73%        25.82%          (1.71)%         8.52%
Number of accumulation units
 outstanding at end of period    2,716,641     9,193,181      21,990,186     30,784,750

ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period       $11.715       $10.000(14)
Value at end of period             $13.113       $11.715
Increase (decrease) in value of
 accumulation unit(1)                11.93%        17.15%
Number of accumulation units
 outstanding at end of period    1,023,908       530,263

ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period       $13.558        $9.513           $10.07       $10.000(3)
Value at end of period             $13.949       $13.558            $9.51       $10.072
Increase (decrease) in value of
 accumulation unit(1)                 2.88%        42.52%           (5.55)%        0.72%
Number of accumulation units
 outstanding at end of period   2,373,178      1,714,187          665,518        51,327

AMERICAN CENTURY VP
 CAPITAL APPRECIATION*
Value at beginning of period      $14.464        $11.172           $11.44       $10.495
Value at end of period            $13.650        $14.464           $11.17       $11.443
Increase (decrease) in value of
 accumulation unit(1)               (5.63)%        29.47%           (2.37)%        9.03%
Number of accumulation units
 outstanding at end of period   1,566,276      1,784,552        1,608,362     1,016,894

                                   1992           1991          1990            1989           1988            1987
                                   ----           ----          ----            ----           ----            ----
AETNA VARIABLE FUND
Value at beginning of period      $ 97.165        $77.845        $76.311        $59.871        $52.885        $50.760
Value at end of period            $102.383        $97.165        $77.845        $76.311        $59.871        $52.885
Increase (decrease) in value of
 accumulation unit(1)                 5.37%         24.82%          2.01%         27.46%         13.21%          4.19%
Number of accumulation units
 outstanding at end of period   24,201,565     20,948,226     18,362,906     17,142,820     16,455,396     16,497,406

AETNA INCOME SHARES
Value at beginning of period       $36.789        $31.192        $28.943        $25.574        $24.061        $23.308
Value at end of period             $39.038        $36.789        $31.192        $28.943        $25.574        $24.061
Increase (decrease) in value of
 accumulation unit(1)                 6.11%         17.94%          7.77%         13.17%          6.29%          3.23%
Number of accumulation units
 outstanding at end of period    8,507,292      7,844,412      6,984,793      6,202,834      5,955,293      5,372,271

AETNA VARIABLE ENCORE FUND
Value at beginning of period       $33.812        $32.138        $30.012        $27.783        $26.171        $24.812
Value at end of period             $34.619        $33.812        $32.138        $30.012        $27.783        $26.171
Increase (decrease) in value of
 accumulation unit(1)                 2.39%          5.21%          7.08%          8.02%          6.16%          5.48%
Number of accumulation units
 outstanding at end of period    7,534,662      8,430,082     10,220,110      8,286,033      8,154,644      7,326,151

AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period       $12.736        $10.896        $10.437        $10.000(2)
Value at end of period             $13.379        $12.736        $10.896        $10.437
Increase (decrease) in value of
 accumulation unit(1)                 5.05%         16.89%          4.40%          4.37%
Number of accumulation units
 outstanding at end of period   34,802,433     22,898,099     17,078,985      9,535,986

ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

AMERICAN CENTURY VP
 CAPITAL APPRECIATION*
Value at beginning of period                                                                   $10.000(12)
Value at end of period                                                                         $10.495
Increase (decrease) in value of
 accumulation unit(1)                                                                             4.95%
Number of accumulation units
 outstanding at end of period                                                                  232,832

--------------------------------------------------------------------------------
                            AUV HISTORY - 1

===============================================================================

                                    1996          1995          1994            1993
                                    ----          ----          ----            ----
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO**
Value at beginning of period       $17.951        $13.990       $14.640         $13.726
Value at end of period             $19.965        $17.951       $13.990         $14.640
Increase (decrease) in value of
 accumulation unit(1)                11.22%         28.31%        (4.44)%          6.66%
Number of accumulation units
 outstanding at end of period      898,279        856,361       743,464         705,415

FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Value at beginning of period       $10.912        $ 9.447       $10.000(5)
Value at end of period             $12.349        $10.912       $ 9.447
Increase (decrease) in value of
 accumulation unit(1)               $13.17%         15.51%        (5.53%
Number of accumulation units
 outstanding at end of period    1,384,927      1,316,916     1,254,504

FIDELITY VIP II CONTRAFUND
 PORTFOLIO
Value at beginning of period       $11.763        $10.000(14)
Value at end of period             $14.092        $11.763
Increase (decrease) in value of
 accumulation unit(1)                19.79%         17.63%
Number of accumulation units
 outstanding at end of period    1,522,169        525,476

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Value at beginning of period       $11.617        $10.000(14)
Value at end of period             $13.110        $11,617
Increase (decrease) in value of
 accumulation unit(1)                12.86%         16.17%
Number of accumulation units
 outstanding at end of period    1,454,755        628,582

FIDELITY VIP II INDEX 500
 PORTFOLIO
Value at beginning of period       $11.740        $10.000(14)
Value at end of period             $14.240        $11.740
Increase (decrease) in value of
 accumulation unit(1)                21.29%         17.40%
Number of accumulation units
 outstanding at end of period    1,490,937        290,547

FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period       $16.495        $14.190        $14.929        $14.050
Value at end of period             $16.952        $16.495        $14.109        $14.990
Increase (decrease) in value of
 accumulation unit(1)                 2.77%         16.24%         (4.95)%         6.26%
Number of accumulation units
 outstanding at end of period      767,910        809,414        804,457        960,629

JANUS ASPEN AGGRESSIVE
 GROWTH PORTFOLIO
Value at beginning of period       $15.323        $12.169      $10.000(7)
Value at end of period             $16.334        $15.323      $12.169
Increase (decrease) in value of
 accumulation unit(1)                 6.60%         25.91%       21.69%
Number of accumulation units
 outstanding at end of period    1,893,718      1,280,953      393,553

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period       $11.859        $10.000(13)
Value at end of period             $13.872        $11.859
Increase (decrease) in value of
 accumulation unit(1)                16.98%         18.59%
Number of accumulation units
 outstanding at end of period      663,945        109,717

                                       1992         1991          1990            1989
                                       ----         ----          -----          ----
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO**
Value at beginning of period          $12.913      $11.233       $10.568        $10.000(4)
Value at end of period                $13.726      $12.913       $11.233        $10.568
Increase (decrease) in value of
 accumulation unit(1)                    6.30%       14.96%         6.29%          5.68%
Number of accumulation units
 outstanding at end of period         503,006      355,851       148,576         20,710

FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

FIDELITY VIP II CONTRAFUND
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

FIDELITY VIP II INDEX 500
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period          $13.219       $11.545       $10.581        $10.000(6)
Value at end of period                $14.050       $13.219       $11.545        $10.581
Increase (decrease) in value of
 accumulation unit(1)                    6.29%        14.50%         9.11%          5.81%
Number of accumulation units
 outstanding at end of period         810,155       627,552       178,761         25,258

JANUS ASPEN AGGRESSIVE
 GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------
                                AUV HISTORY - 2

===============================================================================

                                     1996           1995             1994            1993
                                     ----           ----             -----           ----
JANUS ASPEN SHORT-TERM
 BOND PORTFOLIO
Value at beginning of period        $10.393        $10.000(13)
Value at end of period              $10.671        $10.393
Increase (decrease) in value of
 accumulation unit(1)                  2.68%           3.93%
Number of accumulation units
 outstanding at end of period        54,215       18,473

JANUS ASPEN WORLDWIDE
 GROWTH PORTFOLIO
Value at beginning of period        $12.158        $10.000(13)
Value at end of period              $15.493        $12.158
Increase (decrease) in value of
 accumulation unit(1)                 27.43%         21.58%
Number of accumulation units
 outstanding at end of period     2,090,908        314,653

LEXINGTON EMERGING
 MARKETS FUND, INC.
Value at beginning of period         $8.323         $8.772         $10.000(8)
Value at end of period               $8.832         $8.323          $8.772
Increase (decrease) in value of
 accumulation unit(1)                  6.12%         (5.12)%        (12.28)%
Number of accumulation units
 outstanding at end of period       548,618        371,156         144,750

LEXINGTON NATURAL
 RESOURCES TRUST
Value at beginning of period        $10.862         $9.412         $10.071            $9.193
Value at end of period              $13.611        $10.862          $9.412           $10.071
Increase (decrease) in value of
 accumulation unit(1)                 25.31%         15.41%          (6.54)%            9.55%
Number of accumulation units
 outstanding at end of period       587,248        530,562         533,016           341,771

NEUBERGER & BERMAN
 GROWTH PORTFOLIO
Value at beginning of period        $17.430        $13.398         $14.278           $13.536
Value at end of period              $18.786        $17.430         $13.398           $14.278
Increase (decrease) in value of
 accumulation unit(1)                  7.78%         30.09%          (6.16)%            5.48%
Number of accumulation units
 outstanding at end of period     2,169,362      2,359,090       2,107,525         1,927,674

SCUDDER INTERNATIONAL
 PORTFOLIO CLASS A SHARES***
Value at beginning of period        $14.515        $13.227         $13.508            $9.922
Value at end of period              $16.453        $14.515         $13.227           $13.508
Increase (decrease) in value of
 accumulation unit(1)                 13.35%          9.74%          (2.08)%           36.14%
Number of accumulation units
 outstanding at end of period     3,684,698       3,823,292      4,240,412         2,371,037

                                     1992           1991             1990            1989
                                     ----           ----             ----            -----
JANUS ASPEN SHORT-TERM
 BOND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

JANUS ASPEN WORLDWIDE
 GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

LEXINGTON EMERGING
 MARKETS FUND, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

LEXINGTON NATURAL
 RESOURCES TRUST
Value at beginning of period         $9.018        $9.608       $11.441         $10.000(9)
Value at end of period               $9.193        $9.018        $9.608         $11.441
Increase (decrease) in value of
 accumulation unit(1)                  1.94%        (6.14)%      (16.02)%         14.41%
Number of accumulation units
 outstanding at end of period       198,338       144,139        75,052          11,481

NEUBERGER & BERMAN
 GROWTH PORTFOLIO
Value at beginning of period        $12.511        $9.769       $10.772         $10.000(10)
Value at end of period              $13.536       $12.511        $9.769         $10.772
Increase (decrease) in value of
 accumulation unit(1)                  8.19%        28.07%        (9.31)%          7.72%
Number of accumulation units
 outstanding at end of period     1,346,898       971,985       482,220          68,885

SCUDDER INTERNATIONAL
 PORTFOLIO CLASS A SHARES***
Value at beginning of period        $10.239**      $9.256       $10.306         $10.000(11)
Value at end of period               $9.922       $10.239        $9.256         $10.306
Increase (decrease) in value of
 accumulation unit(1)                 (3.10)%       10.62%       (10.19)%          3.06%
Number of accumulation units
 outstanding at end of period     1,161,007       779,667       317,829          32,902

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 17, 1993. The Portfolio became available under the
     Contract on March 15, 1994.

(4) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund became available under the Contract.

(5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during March 1994, when funds were first received under this option.

(6) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on June 7, 1989, the date on which the Fund became available under the Contract.

(7) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1994, when funds were first received in this option.

--------------------------------------------------------------------------------
                                AUV HISTORY - 3

===============================================================================

(8) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1994, when funds were first received in this option.

(9) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund became available under the Contract.

(10) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Portfolio became available under the Contract.

(11) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on July 5, 1989, the date on which the Portfolio became available under the Contract.

(12) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 21, 1992, the date on which the Portfolio became available under the Contract.

(13) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during July 1995, when the Fund became available under the Contract.

(14) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.

  *  Formerly TCI Portfolios, Inc.--TCI Growth.

 **  Formerly Calvert Socially Responsible Series.

*** Formerly T. Rowe Price International Equity Fund. On April 27, 1992, the Fund's assets were liquidated and merged into Scudder Variable Life Investment Fund--Managed International Portfolio. The Accumulation Unit value following the merger was $10.051.

--------------------------------------------------------------------------------
                                AUV HISTORY - 4

                                  THE COMPANY
===============================================================================

    Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

    The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT C
===============================================================================

    The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

    Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to our other income, gains or losses. All obligations arising under the Contracts are our general corporate obligations.

                               INVESTMENT OPTIONS
===============================================================================

THE FUNDS

    Purchase Payments may be allocated to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount selected, the Fixed Account and each guaranteed term of GAA counts as one option, even if you no longer have amounts allocated to that option.

    The Contract Holder may decide to offer only a select number of Funds under its Plan. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and in compliance with regulatory requirements. The availability of Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.

    The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the

--------------------------------------------------------------------------------

   Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)


[bullet] Aetna Generation Portfolio, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance. (1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable Portfolio seeks to provide total return (i.e. income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S & P 500.(1)


[bullet] Calvert Responsibly Invested Balanced Portfolio is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(2)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Asset
         Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.(3)

[bullet] Fidelity Investments' Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Index 500
         Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's 500 Composite Index of 500 stocks.(3)

[bullet] Fidelity Investments' Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(3)


[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 30, 1996 included companies with capitalizations between approximately $192 million and $6.5 billion, but which is expected to change on a regular basis.(4)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(4)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(4)

[bullet] Lexington Emerging Markets Fund, Inc seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or


--------------------------------------------------------------------------------
         doing business in emerging countries and emerging markets. Investments in emerging markets involve risks not present in domestic markets. See the Fund's prospectus for information on risks inherent in this investment.(5)

[bullet] Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.*(5)


[bullet] Portfolio Partners, Inc. MFS Emerging Equities Portfolio seeks long term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).(6)(a)

[bullet] Portfolio Partners, Inc. MFS Research Growth Portfolio seeks long term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks isued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stocks.(6)(a)

[bullet] Portfolio Partners, Inc. MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.(6)(a)

[bullet] Portfolio Partners, Inc. Scudder International Growth Portfolio seeks long term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(6)(b)

[bullet] Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio seeks long term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.(6)(c)

Investment Advisers for each of the Funds:

(1) Aetna Life Insurance and Annuity Company (adviser);
    Aeltus Investment Management, Inc. (sub-adviser)

(2) Calvert Asset Management Company, Inc.

(3) Fidelity Management & Research Company

(4) Janus Capital Corporation

(5) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. (sub-adviser--Natural Resources Trust only)

(6) Aetna Life Insurance and Annuity Company (adviser):

    (a) Massachusetts Financial Services Company (sub-adviser)

    (b) Scudder, Stevens & Clark, Inc. (sub-adviser)

    (c) T. Rowe Price Associates, Inc. (sub-adviser)


    Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

    More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

    Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."


* This Fund will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, or as soon thereafter as all participants have redirected their allocations to other investment options, since it will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures.)

--------------------------------------------------------------------------------

    Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS

      Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contracts as described below. The Contract Holder may elect not to offer all Credited Interest Options under its Plan. The Credited Interest Options currently available under the Contract include the Guaranteed Accumulation Account and the Fixed Account.

[bullet] The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

[bullet] The Fixed Account is a part of the Company's general account. The
         Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

                                    PURCHASE
===============================================================================

CONTRACT AVAILABILITY

    The Contracts are designed to allow the accumulation of assets and to provide retirement benefits under retirement plans under Section 403(b) of the Code by school boards and public universities in the state of New York, for Participants who are members of NYSUT or UUP.

    Two group contracts may be issued to cover all present and future Participants. The group Contracts are generally owned by the employer and individual Accounts are established for each Participant. Single Purchase Payment Contracts are issued for lump-sum transfers to us of amounts accumulated under a pre-existing Plan. Installment Purchase Payment Contracts are established to accept continuing periodic payments. We reserve the right to set a minimum Purchase Payment on Single Purchase Payment Contracts. Lump Sum transfers below this minimum will be applied to an Installment Purchase Payment Contract.

    Under the Plans, the employer has no right, title or interest in the amounts held under the Contract or in the Account; Participants make all elections under the Contract.

PURCHASING INTERESTS IN THE CONTRACT

    Eligible organizations may acquire Contracts by submitting an application to the Opportunity Plus Processing Office at 18 Corporate Woods Boulevard, Fourth Floor, Albany, New York 12211. Once we approve the forms, the Contract will be issued to the employer as the group Contract Holder. Participants may purchase interests in a group Contract by submitting enrollment materials to the Opportunity Plus Processing Office.

    The Company must accept or reject the application or enrollment forms within two business days of receipt. If the forms are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods pending acceptance of the forms only with the consent of the Participant, or under limited circumstances, with the consent of the Contract Holder. If we agree to hold Purchase Payments for longer than the five business days based on the consent of the Contract Holder, the Purchase Payments will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

    Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Participant on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages.

RIGHT TO CANCEL

    Contract Holders and Participants have the right to cancel their purchase within 10 days of receiving the Contract (or other document evidencing your interest) by returning it to the Opportunity Plus Processing Office with a written notice of intent to cancel. When we receive your

--------------------------------------------------------------------------------
request for cancellation, we will return your Account Value. You bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at the Opportunity Plus Processing Office.

                             CHARGES AND DEDUCTIONS
===============================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

    Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

    If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

    Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

    Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

    During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

    For the period from May 1, 1997 to May 1, 1998, the maintenance fee will be $5 on an annual basis, with one fourth of this fee ($1.25) deducted during the first month after the end of each calendar quarter. Effective January 1, 1999, the quarterly maintenance fee will be reduced to $0.00, thereby eliminating the maintenance fee charge. The maintenance fee will be deducted on a pro rata basis from each investment option in which you have an interest.

DEFERRED SALES CHARGE

    Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amounts withdrawn from the Subaccounts, the Fixed Account and the Guaranteed Accumulation Account.

    For Installment Purchase Payment Contracts, the deferred sales charge is based on the number of completed Purchase Payment Periods. There is no deferred sales charge provision on Single Purchase Payment Contracts. However, if amounts are transferred from a Single Purchase Payment Contract to an Installment Purchase Payment Contract, the applicable deferred sales charge provisions apply to all amounts in the Installment Purchase Payment Contract.

    For Installment Purchase Payment Contracts, the amount of the deferred sales charge is determined in accordance with the schedule set forth in the following table:

                    INSTALLMENT PURCHASE PAYMENT CONTRACTS:

--------------------------------------------------------------------------------
                 Purchase Payment             Deferred Sales
                Periods Completed            Charge Deduction
                -----------------            ----------------
                Less than 5                         5%
                5 or more but less than 7           4%
                7 or more but less than 9           3%
                9 or more but less than 10          2%
                More than 10                        0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    In addition, if a nonlifetime Annuity Option is elected on a variable basis and the remaining value is withdrawn before three years of Annuity payments have been completed, the applicable deferred sales charge will be assessed (see "Annuity Options").

    The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

    Generally, if you transfer the total account value under another similar annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as your former contract for the purpose of calculating the applicable deferred sales charge under this Contract.

    A deferred sales charge will not be deducted from any portion of the Account Value if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] taken on or after the tenth anniversary of the effective date of the Account;

[bullet] paid due to your death before Annuity payments begin;

[bullet] made due to the election of an Additional Withdrawal Option (see
         "Additional Withdrawal Options");

[bullet] paid where the Account Value is $2,500 or less and no amount has been withdrawn, taken as a loan, or used to purchase Annuity benefits during the prior 12 months;

[bullet] taken from an Installment Purchase Payment Contract by a Participant who is at least age 59-1/2 and who has completed nine Purchase Payment Periods;

[bullet] withdrawn due to disability as specified in the Code;

[bullet] withdrawn due to financial hardship as specified in the Code;

[bullet] withdrawn due to separation from service while meeting the age and service requirements to receive benefits under the New York State Teachers' or Employees' Retirement Systems (even if you are not a member of either system); or

[bullet] withdrawn from the portion of the Account Value invested in the Subaccount(s) and/or GAA attributable to Purchase Payments made on or after April 1, 1995. This waiver does not apply to amounts deposited in the Fixed Account. If amounts are deposited in a Subaccount or GAA and then transferred to the Fixed Account, the waiver would no longer apply. If amounts are deposited in the Fixed Account and then transferred to a Subaccount or GAA, the waiver would not apply to amounts that came from the Fixed Account. No deferred sales charge would be assessed unless and until these amounts are withdrawn from the Account. For any withdrawal, the Account Value of the Purchase Payment(s) made on or after April 1, 1995 will be withdrawn first. Then, the remaining Account Value will be used to satisfy the disbursement request.

    Free Withdrawals. For Participants between the ages of 59-1/2 and 70-1/2, up to 10% of the current Account Value may be withdrawn during each calendar year without imposition of a deferred sales charge. The free withdrawal applies only to the first partial withdrawal in each calendar year. The 10% amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal. Any outstanding contract loans are excluded from the Account Value when calculating the 10% free withdrawal amount. This provision does not apply to a full withdrawal of the Account, or to partial withdrawals due to a default on a contract loan (see "Contract Loans"). This provision may not be exercised if ECO or SWO is elected. (See "Additional Withdrawal Options.")

    In the instances cited above, no deferred sales charge is deducted. However, the amount withdrawn may be subject to the 10% federal penalty tax. (See "Tax Status.")

--------------------------------------------------------------------------------

DEFERRED SALES CHARGE SCHEDULE FOR GAA FOR
CERTAIN NEW YORK CONTRACTS

    The following deferred sales charge schedule applies for withdrawals from the Guaranteed Accumulation Account, where available, for Installment Purchase Payment Master Contracts which are issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed Account Years, as follows:

--------------------------------------------------------------------------------
                 Completed                     Deferred Sales
                Account Years                 Charge Deduction
                --------------                ----------------
                Less than 3                          5%
                3 or more but less than 4            4%
                4 or more but less than 5            3%
                5 or more but less than 6            2%
                6 or more but less than 7            1%
                7 or more                            0%
--------------------------------------------------------------------------------

FUND EXPENSES

    Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

    Currently, there is no premium tax on annuities under New York regulations. However, if the state does impose a premium tax, it would be deducted from the amount applied to an annuity option. We reserve the right to deduct a state premium tax at any time from the Purchase Payment(s) or from the Account Value at any time, but no earlier than when we have a tax liability under state law. (See "Tax Status.")

                               CONTRACT VALUATION
===============================================================================

ACCOUNT VALUE

    Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS

    The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative expense charge (if any).

    Initial Purchase Payments will be credited to your Contract at the AUV computed on the next Valuation Date following our acceptance of the enrollment materials, as described under "Purchase--Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Contract at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

    The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

    (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

    (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

    (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

    (d) divided by the total value of the Subaccounts' Accumulation and Annuity Units the preceding Valuation Date;


--------------------------------------------------------------------------------

    (e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge (currently 0%).

    The net investment rate may be either positive or negative.

                                   TRANSFERS
===============================================================================

    At any time prior to the Annuity Date, you can transfer amounts held under the Contracts from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I and II.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contracts and your Plan, as applicable.

    The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. The minimum transfer amount may not be less than $500. The total number of investment options in which you may invest during the Accumulation Period is limited. (See "Investment Options--The Funds.") Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at the Opportunity Plus Processing Office. Transfers are not available during the Annuity Period.

                                  WITHDRAWALS
===============================================================================

    Subject to the withdrawal restrictions under Section 403(b) Contracts described below, all or a portion of the Account Value may be withdrawn at any time during the Accumulation Period. To request a withdrawal, you must properly complete a disbursement form and send it to the Opportunity Plus Processing Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

    Withdrawals may be requested as in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid upon a full withdrawal will be the full Account Value, minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals (Percentage): The amount paid will be the percentage of the Account Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge.

    For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless you request otherwise in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. A 20% federal income tax may be withheld from amounts paid directly to you. (See "Tax Status--Contracts Used with Certain Retirement Plans.")

    Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, a withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the Participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship. (See "Tax Status.")

REINVESTMENT PRIVILEGE

    You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Account within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Account for the amount reinvested, as well as any maintenance fee and any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which

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                                   8
falls due after the withdrawal and before the reinvestment will be deducted from the amounts reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Account based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. See Appendix I for a discussion of amounts withdrawn from GAA and then reinvested. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                                 CONTRACT LOANS
===============================================================================

    During the Accumulation Period, Participants may request a loan from their Account Value. Loans can only be taken from those Account Values held in the Subaccounts or from those Credited Interest Options that allow loans. (See Appendices I and II.) A loan may be obtained by reviewing and reading the terms of the loan agreement, properly completing a loan request form and submitting it to the Opportunity Plus Processing Office.

                         ADDITIONAL WITHDRAWAL OPTIONS
===============================================================================

    The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

    The Additional Withdrawal Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. This option may not be elected if you have an outstanding contract loan.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at the later of age 70-1/2 or retirement, or for 5% owners at age 70-1/2 and pays you that amount once a year. (See "Tax Status.")

    Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at the Opportunity Plus Processing Office.

    If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

    Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to the Opportunity Plus Processing Office. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Options be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

                    DEATH BENEFIT DURING ACCUMULATION PERIOD
===============================================================================

    The Contract provides that a death benefit is payable to the Beneficiary(ies) upon the death of the Participant before the Annuity Date. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the Beneficiary:

[bullet] in a lump sum;

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                                   9

[bullet] in accordance with any of the Annuity Options available under the Contract; or

[bullet] under any Additional Withdrawal Options available under the Contract
         (if the Beneficiary is your spouse).

    The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

[bullet] to leave the Account Value invested in the Contract; or

[bullet] to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

    When paying the Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death.

    The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either annuity payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life expectancy of the Beneficiary or any period certain greater than the Beneficiary's life expectancy.

    If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties.

    Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                 ANNUITY PERIOD
===============================================================================

ANNUITY PERIOD ELECTIONS

    The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70-1/2, or retires, if later. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")

    At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like to start receiving annuity payments;

[bullet] the Annuity Option under which you want your payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available.

    Annuity payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment option(s) selected.

ANNUITY OPTIONS

    You may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

[bullet] Option 3--Life Income based Upon the Lives of Two Payees--An annuity will be paid during the lives of

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                                  10
         the Annuitant and a second Annuitant, with 100%, 66-2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

    If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Options:

[bullet] Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.

    Under the Nonlifetime Option, an annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, under an Installment Purchase Payment Contract, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.")

    We may also offer additional Annuity Options under the Contract from time to time.

ANNUITY PAYMENTS

    Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

    Amount of Each Annuity Payment. The amount of each payment depends on the size of your Account Value, how you allocate it between fixed and variable payouts, and the Annuity Option chosen. No election may be made that would result in the first Annuity payment of less than $20, or total yearly Annuity payments of less than $100. If your Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

    If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further information on the impact of selecting a particular net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

    We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

    If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

    If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

    If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum

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                                  11
to the beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

    If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the beneficiary at least as rapidly as under the original method of distribution.

    Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

                                   TAX STATUS
===============================================================================

INTRODUCTION

    The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

    The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

    Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

    In General. The Contract is designed for use with Section 403(b) plans. The tax rules applicable to retirement plans vary according to the type of plan and the terms and conditions of the plan.

    The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

    Section 403(b) Plans. Under Section 403(b), contributions made by public school systems to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

    In order to be excludable from taxable income, total annual contributions made by you and your employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of your includible compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated

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                                  12
according to a formula that takes into account your length of employment and any pretax contributions to certain other retirement plans. These two limits apply to your contributions as well as to any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions to generally no more than $9,500 annually (subject to indexing); your own limit may be higher or lower, depending on certain conditions. In addition Purchase Payments will be excluded from your gross income only if the Plan meets certain non-discrimination requirements.

    Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988; (2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

    If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts covered by this Prospectus, amounts transferred from a Code
Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

    Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under Section 403(b) Plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the owner from being considered the federal tax owner of the assets of the Separate Account.

    Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 or retire, if later. However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. For Participants other than 5% owners, distributions attributable to contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later. For 5% owners, such distributions must begin April 1st of the calendar year following the calendar year in which you attain age 70-1/2.

    In general, annuity payments must be distributed over your life or the joint lives of you and your beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

    If you die after the required minimum distribution has commenced, distributions to your beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum requirements.

    If you die before the required minimum distribution has commenced, your entire interest must

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                                  13
be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 70-1/2.

    If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

    Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

    In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments, except that a limited death benefit exclusion may apply to payments made for deaths occurring on or before August 20, 1996.

    Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

    The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 59-1/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your plan beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

                                 MISCELLANEOUS
===============================================================================

OPPORTUNITY PLUS PROCESSING OFFICE

    We have established the Opportunity Plus Processing Office to provide administrative support to Participants of the Opportunity Plus Program. This office will handle enrollments, billing, transfers, redemptions and inquiries for all Opportunity Plus Participants. All forms and correspondence should be sent to:

      Aetna Life Insurance and Annuity Company
      Opportunity Plus Processing Office
      P.O. Box 12894
      Albany, New York 12212-2894
      Telephone Number: 1-800-677-4636

DISTRIBUTION

    The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

    Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during

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                                  14
the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 4% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth in your enrollment materials. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")

DELAY OR SUSPENSION OF PAYMENTS

    The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

    From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

    In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from each Contract Holder. Participants and Annuitants have a fully vested (100%) interest in the benefits provided under the Contract and may instruct the Contract Holder how to direct the Company to cast the votes for the portion of the Account Value or valuation reserve attributable to their individual Accounts. Currently, for group contracts used with Section 403(b) plans, the Company obtains participant voting instructions directly from the participants, subject to receipt of authorization from the Contract Holder to accept such instructions. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

    Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

--------------------------------------------------------------------------------

    The number of votes each Contract Holder or Participant, as applicable, may cast during the Accumulation Period is equal to the portion of the Account Value to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

CHANGES IN BENEFICIARY DESIGNATIONS

    The designated Beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company.

MODIFICATION OF THE CONTRACT

    The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to the Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

AGREEMENTS WITH THE COMPANY

    In 1994, NYSUT and the Company entered into an arrangement which calls for NYSUT to exclusively endorse the Opportunity Plus program and for the Company to provide educational programs focusing on financial planning for retirement. The educational program is provided to all NYSUT members including agency fee payors. Trained personnel have been hired by the Company to conduct these programs exclusively for NYSUT members. NYSUT is reimbursed for direct out-of-pocket expenses incurred in the promotion of the Opportunity Plus program up to a maximum of $75,000 per year. In addition, the Company will pay NYSUT between $30,000-$42,000 per month from 1994 through 1998. NYSUT has indicated to the Company that it intends to use these amounts to enhance benefits to the membership.

    The Company compensates UUP $48,000 per year for the use of on-site campus facilities, the endorsement of the Opportunity Plus program and for the use of UUP payroll slots.

LEGAL MATTERS AND PROCEEDINGS

    The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

--------------------------------------------------------------------------------

                            CONTENTS OF THE
                  STATEMENT OF ADDITIONAL INFORMATION
===============================================================================

    The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account C
         Offering and Purchase of Contracts
         Performance Data
          General
          Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

--------------------------------------------------------------------------------

                              APPENDIX I
                    GUARANTEED ACCUMULATION ACCOUNT
===============================================================================

    The Guaranteed Accumulation Account ("GAA") is a Credited Interest Option available during the Accumulation Period under the Contracts described in this Prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

    GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

    During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

    Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount which is less than the amount paid into GAA.

    As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax penalties or mandatory income tax withholding.

    By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

    We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

    Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or Credited Interest Option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

CONTRACT LOANS

    Loans may not be made against amounts held in GAA, although such value is included in determining the Account Value against which a loan may be made.

REINVESTMENT PRIVILEGE

    If amounts are withdrawn from GAA and reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

--------------------------------------------------------------------------------

                              APPENDIX II
                             FIXED ACCOUNT
===============================================================================

    The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

    The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment. The Fixed Account is available under Installment Purchase Payment Contracts only.

    Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

    Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

    The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

    If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. See "Charges and Deductions--Deferred Sales Charge."

TRANSFERS AMONG INVESTMENT OPTIONS

    Transfers from the Fixed Account to any other available investment options(s) are allowed in each calendar year during the Accumulation Period. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year; however, the amount you are allowed to transfer from the Fixed Account is the current value of your Fixed Account multiplied by the current maximum percentage of the transfer allowed (the "window") minus any previous transfers made during the calendar year.

    By notifying us at the Opportunity Plus Processing Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

CONTRACT LOANS

    Loans may be made from Account Values held in the Fixed Account.

--------------------------------------------------------------------------------

                     For Master Applications Only

I hereby acknowledge receipt of an Account C "Opportunity Plus" Group Deferred Variable Annuity prospectus dated November 28, 1997, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

--- Please send an Account C Statement of Additional Information (Form No. SAI.75962-97) dated May 1, 1997.


--------------------------------------------------------------------------------
                      CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                 DATE


PROS.75962-97A

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                  OF
               AETNA LIFE INSURANCE AND ANNUITY COMPANY
-------------------------------------------------------------------------------

                  SUPPLEMENT DATED NOVEMBER 28, 1997
     to the Statement of Additional Information dated May 1, 1997 for
                           OPPORTUNITY PLUS
           Group Variable Multiple Option Annuity Contracts

The information in this supplement updates and amends the information contained in the Statement of Additional Information dated May 1, 1997 for Opportunity Plus - Group Variable Multiple Option Annuity Contracts (the "Statement") and should be read with that Statement. Capitalized terms are defined in the Statement or the Prospectus.

The following Funds are currently available under the Opportunity Plus - Group Variable Multiple Option Annuity Contracts:

Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund
Aetna Investment Advisers Fund, Inc.
Aetna Ascent Variable Portfolio
Aetna Crossroads Variable Portfolio
Aetna Legacy Variable Portfolio
Aetna Variable Index Plus Portfolio
Calvert Responsibly Invested Balanced Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP II Index 500 Portfolio
Fidelity VIP Equity Income Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Emerging Markets Fund, Inc.
Lexington Natural Resources Trust*
Portfolio Partners, Inc. MFS Emerging Equities Portfolio
Portfolio Partners, Inc. MFS Research Growth Portfolio
Portfolio Partners, Inc. MFS Value Equity Portfolio
Portfolio Partners, Inc. Scudder International Growth Portfolio
Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

*This Fund will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, or as soon thereafter as all participants have redirected their allocations to other investment options, since it will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures.)


XSAI.75962-97

The table shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

The following is in addition to the chart found on page 5 of the Statement:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FUND
  SINGLE PURCHASE PAYMENT CONTRACT                                                                                      INCEPTION
        ($0 MAINTENANCE FEE)                      STANDARDIZED                          NON-STANDARDIZED                  DATE
------------------------------------------------------------------------------------------------------------------------------------
             SUBACCOUNT                 1 Year     5 Years    10 Years     1 Year     3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio         22.03%      21.64%*      n/a        22.03%     21.64%*     n/a        n/a       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio     17.32%      17.64%*      n/a        17.32%     17.64%*     n/a        n/a       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio         12.76%      13.84%*      n/a        12.76%     13.84%*     n/a        n/a       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio      9.24%*       n/a        n/a         9.24%*      n/a       n/a        n/a       09/16/96
------------------------------------------------------------------------------------------------------------------------------------

The following is in addition to the chart found on page 6 of the Statement:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FUND
  INSTALLMENT PURCHASE PAYMENT CONTRACT                                                                                 INCEPTION
        ($5 MAINTENANCE FEE)                      STANDARDIZED                          NON-STANDARDIZED                  DATE
------------------------------------------------------------------------------------------------------------------------------------
             SUBACCOUNT                 1 Year     5 Years    10 Years     1 Year     3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio         15.92%      17.51%*      n/a        22.02%     21.62%*     n/a        n/a       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio     11.44%      13.65%*      n/a        17.31%     17.63%*     n/a        n/a       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio          7.11%       9.98%*      n/a        12.75%     13.82%*     n/a        n/a       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio      3.77%*       n/a        n/a         9.23%*      n/a       n/a        n/a       09/16/96
------------------------------------------------------------------------------------------------------------------------------------

XSAI.75962-97

                      VARIABLE ANNUITY ACCOUNT C
                      PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Included in Part A:
                  Condensed Financial Information

         (2)      Included in Part B:*
                  Financial Statements of Variable Annuity Account C:

                  -   Statement of Assets and Liabilities as of December 31,
                      1996

                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995

                  -   Notes to Financial Statements

                  -   Independent Auditors' Report

                  Financial Statements of the Depositor:

                  -   Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994

                  -   Consolidated Balance Sheets as of December 31, 1996 and
                      1995

                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994

                  - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994

                  -   Notes to Consolidated Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)

         (2)      Not applicable

         (3.1)    Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)

         (4.1)    Variable Annuity Contract (G-TDA-HH(XC/M))(3)

         (4.2)    Variable Annuity Contract (G-TDA-HH(XC/S))(3)

         (4.3) Endorsement EGET-IC(R) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(2)

         (4.4)    Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)(4)

         (4.5)    Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)(4)

         (4.6) Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(SC/S)(4)

         (5)      Variable Annuity Contract Application (300-TDA-HH(XC))(5)

         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(6)

     *incorporated by reference

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)

         (6.3) By-Laws as amended September 17, 1997, of Aetna Life Insurance and Annuity Company(8)

         (7)      Not applicable

         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)

         (8.2) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(9)

         (8.3) Third Amendment dated February 11, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(10)

         (8.4) Fourth Amendment dated February 28, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996 and February 11, 1997(11)

         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)

         (8.6) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(7)

         (8.8) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.9) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(8)

         (8.10) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)

         (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July 31, 1995 and March 1, 1996(12)

         (8.12) Fund Participation Agreement between Aetna Life Insurance Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)

         (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(13)

         (9)      Opinion and Consent of Counsel

         (10)     Consent of Independent Auditors

         (11)     Not applicable

         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(14)

         (14)     Not applicable

         (15.1)   Powers of Attorney(12)

         (15.2)   Authorization for Signatures(2)

         (27)     Financial Data Schedule


 1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

 2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

 3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on April 17, 1996 (Accession No. 0000912057-96-006579).

 4. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on April 14, 1997 (Accession No. 0000950146-97-000590).

 5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on August 20, 1997 (Accession No. 0000950146-97-001318)

 6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

 7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

 8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

 9. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

10. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).

11. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

12. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

13. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006805).

14. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 24, 1995.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*        Positions and Offices with Depositor
------------------       ------------------------------------

Thomas J. McInerney      Director and President

Timothy A. Holt          Director, Senior Vice President and Chief Financial
                         Officer

Christopher J. Burns     Director and Senior Vice President

J. Scott Fox             Director and Senior Vice President

John Y. Kim              Director and Senior Vice President

Shaun P. Mathews         Director and Senior Vice President

Deborah Koltenuk         Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven     Vice President and Chief Compliance Officer

Kirk P. Wickman          Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No.0000950146-97-001589).

Item 27. Number of Contract Owners

     As of September 30, 1997, there were 623,598 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

    (a. In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc. and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

    (b.  See Item 25 regarding the Depositor.

    (c.  Compensation as of December 31, 1996:

         (1)          (2)              (3)              (4)            (5)

Name of          Net Underwriting  Compensation on
Principal        Discounts and     Redemption or      Brokerage
Underwriter      Commissions       Annuitization      Commissions  Compensation*
-----------      -----------       -------------      -----------  -------------

Aetna Life                           $1,325,661                     $96,924,599
Insurance and
Annuity
Company

[bullet] Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                                 and

                      Opportunity Plus Processing Office
                      18 Corporate Woods Blvd., Fourth Floor
                      Albany, NY  12211

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

    (a. to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b. to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c. to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d. The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

    (e. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (f. Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.33-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13 day of November, 1997.

                                   VARIABLE ANNUITY ACCOUNT C OF
                                   AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                    (Registrant)

                               By: AETNA LIFE INSURANCE AND ANNUITY
                                   COMPANY
                                    (Depositor)

                               By: Thomas J. McInerney*
                                   ----------------------------------
                                   Thomas J. McInerney
                                   President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature               Title                                         Date
---------               ------                                        ----

Thomas J. McInerney*    Director and President                     )
---------------------   (principal executive officer)              )
Thomas J. McInerney                                                )
                                                                   )
                                                                   )
Timothy A. Holt*        Director and Chief Financial Officer       ) November
---------------------                                              ) 13, 1997
Timothy A. Holt                                                    )
                                                                   )
                                                                   )
Christopher J. Burns*   Director                                   )
---------------------                                              )
Christopher J. Burns                                               )
                                                                   )
                                                                   )
J. Scott Fox*           Director                                   )
---------------------                                              )
J. Scott Fox                                                       )
                                                                   )
                                                                   )
John Y. Kim*            Director                                   )
---------------------                                              )
John Y. Kim                                                        )

Shaun P. Mathews*        Director                                  )
---------------------                                              )
Shaun P. Mathews                                                   )
                                                                   )
                                                                   )
Deborah Koltenuk*       Vice President and Treasurer,              )
---------------------   Corporate Controller                       )
Deborah Koltenuk                                                   )
                                                                   )

By:   /s/ Julie E. Rockmore
      -----------------------------
      Julie E. Rockmore
      *Attorney-in-Fact

                      VARIABLE ANNUITY ACCOUNT C
                             EXHIBIT INDEX

Exhibit No.   Exhibit                                                      Page
-----------   -------                                                      ----

99-B.1        Resolution of the Board of Directors of Aetna Life            *
              Insurance and Annuity Company establishing Variable
              Annuity Account C

99-B.3.1      Broker-Dealer Agreement                                       *

99-B.3.2      Alternative Form of Wholesaling Agreement and Related         *
              Selling Agreement

99-B.4.1      Variable Annuity Contract (G-TDA-HH(XC/M))                    *

99-B.4.2      Variable Annuity Contract (G-TDA-HH(XC/S))                    *

99-B.4.3      Endorsement EGET-IC(R) to Contracts G-TDA-HH (XC/M) and       *
              G-TDA-HH(XC/S)

99-B.4.4      Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)           *

99-B.4.5      Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)        *

99-B.4.6      Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and      *
              G-TDA-HH(SC/S)

99-B.5        Variable Annuity Contract Application (300-TDA-HH(XC))        *

99-B.6.1      Certification of Incorporation of Aetna Life Insurance and    *
              Annuity Company

99-B.6.2      Amendment of Certificate of Incorporation of Aetna Life       *
              Insurance and Annuity Company

99-B.6.3      By-Laws as amended September 17, 1997, of Aetna Life          *
              Insurance and Annuity Company

99-B.8.1      Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993

*Incorporated by reference

Exhibit No.   Exhibit                                                      Page
-----------   -------                                                      ----

99-B.8.2      Second Amendment dated January 1, 1996 to Fund                *
              Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company
              (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3      Third Amendment dated February 11, 1997 to Fund               *
              Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company
              (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996

99-B.8.4      Fourth Amendment dated February 28, 1997 to Fund              *
              Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company
              (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996 and
              February 11, 1997

99-B.8.5      Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.6      Fifth Amendment, dated as of May 1, 1997, to the Fund         *
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.7      Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1,
              1994 and amended on December 15, 1994, February 1. 1995,
              May 1, 1995, January 1, 1996 and March 1, 1996

*Incorporated by reference

Exhibit No.   Exhibit                                                      Page
-----------   -------                                                      ----

99-B.8.8      Fifth Amendment, dated as of May 1, 1997, to the Fund         *
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.9      Service Agreement between Aetna Life Insurance and Annuity    *
              Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.10     Amendment dated January 1, 1997 to Service Agreement          *
              between Aetna Life Insurance and Annuity Company and
              Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.11     Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company and Janus Aspen Series dated April 19,
              1994 and amended June 15, 1994, July 31, 1995 and March 1,
              1996

99-B.8.12     Fund Participation Agreement between Aetna Life Insurance     *
              Company and Lexington Management Corporation regarding
              Natural Resources Trust dated December 1, 1988 and amended
              February 11, 1991

99-B.8.13     Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company, Lexington Emerging Markets Fund, Inc.
              and Lexington Management Corporation (its investment advisor) dated April 28, 1994

99-B.9        Opinion and Consent of Counsel                              _____

99-B.10       Consent of Independent Auditors                             _____


99-B.13       Schedule for Computation of Performance Data                  *

*Incorporated by reference

Exhibit No.   Exhibit                                                      Page
-----------   -------                                                      ----

99-B.15.1     Powers of Attorney                                            *

99-B.15.2     Authorization for Signatures                                  *

27            Financial Data Schedule                                     _____


*Incorporated by reference